Discontinued Operations	12 Months Ended
Dec. 31, 2011
Notes
Discontinued Operations

Note 13 - Discontinued Operations

On August 27, 2010, the Company entered into a Stock Purchase Agreement (the “SPA”).  Pursuant to the SPA, the Buyers who signed the SPA, including Michael Hodges, the former Chairman and Interim Chief Executive Officer of the Company, purchased from the Company on or before August 31, 2010, all of the issued and outstanding common stock of Genesis Fluid Solutions, Ltd. (GFS), its wholly-owned subsidiary.  The Purchase Price for GFS was (a) an aggregate of 6,331,050 shares of Common Stock of the Company to be cancelled including, an aggregate of 1,300,000 shares of Common Stock of the Company held under an Escrow Agreement dated October 30, 2009 among the Company, GFS, Michael Hodges, and Sichenzia Ross Friedman Ference LLP, as escrow agent; (b) an aggregate of approximately 3,011,000 options and warrants of the Company to be cancelled; and (c) GFS’s payment to the Company of a six (6%) percent royalty beginning August 8, 2010, on all gross revenues derived from (i) dewatering operations (exclusive of payments to subcontractors) and (ii) the sale, lease or licensing arrangements of the Rapid Dewatering System and/or any of the dewatering boxes of GFS and its affiliates until the Company receives $4,000,000 and a royalty of three (3%) percent of gross revenues thereafter not to exceed a cumulative royalty of $15,000,000 (the “Royalty”).

The closing of the Stock Purchase Agreement occurred on August 31, 2010, at which time the Company: (i) received of all of the certificates representing the Company Shares, Options, Warrants, and Escrowed Shares (each, as defined in the Stock Purchase Agreement) issued to the Buyers, (ii) entered into an agreement regarding the assignment of the Royalty by GFS and its successors and assigns to the Company, and all other closing conditions were satisfied.  Following the closing, GFS ceased to be a wholly-owned subsidiary of the Company and the Buyers, collectively, became the owners of one hundred percent (100%) of the issued and outstanding capital stock of GFS. Accordingly, the Company’s financial statements have been retroactively restated for all periods presented to reflect the assets, liabilities and operations of GFS as discontinued.

Revenues of the discontinued operations were $129,089 during the year ended December 31, 2010.